Business combination - Acquisition of PinPag (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Jan. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Percentage of equity acquired	100.00%		100.00%
PinPag
Disclosure of detailed information about business combination [line items]
Percentage of equity acquired		100.00%
Purchase price		R$ 200,000
Purchase price adjusted for the probability of reaching the contingent consideration		160,916
Amount paid in cash		125,000
Amount to be paid in the acquisition of shares		10,000
Amount retained installments		5,000
Contingent consideration	R$ 20,916	20,916
PinPag | 2021
Disclosure of detailed information about business combination [line items]
Contingent consideration payable, operating and financial goals		12,586
PinPag | 2022
Disclosure of detailed information about business combination [line items]
Contingent consideration payable, operating and financial goals		R$ 8,330
PinPag | Maximum
Disclosure of detailed information about business combination [line items]
Contingent consideration	R$ 60,000